Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounts receivable, allowance for doubtful accounts	$ 284,532	$ 396,499	$ 359,395
Note payable related party discount, current	1,247,032	0
Convertible note payable related party discount, current	0	1,055,556
Convertible note payable discount, current		1,555,556
Convertible note payable discount, non current	$ 0	$ 500,000
Preferred stock, no par value
Preferred stock, shares authorized	20,000,000	20,000,000	20,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value	$ 0.001	$ 0.001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	44,826,564	38,522,034	29,721,998
Common stock, shares outstanding	44,826,564	38,522,034	29,721,998
Series-A Convertible Preferred Shares [Member]
Series A convertible preferred shares, discount		$ 351,000
Preferred stock, no par value
Preferred stock, shares issued	351,000	351,000
Preferred stock, shares outstanding	351,000	351,000